EMPLOYEE BENEFITS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Compensation Related Costs [Abstract]
Employees severance pay liability percentage	8.33%
Severance pay deposit expenses	$ 14	$ 10